Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Japan
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.10%	0.60%	0.70%
Rate of increase in compensation levels	4.30%	4.00%	4.00%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.60%	0.70%	0.60%
Rate of increase in compensation levels	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.30%	1.70%	1.00%
Rate of increase in compensation levels	2.30%	2.20%	2.20%
Interest crediting rate for cash balance plans
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.70%	1.00%	1.70%
Rate of increase in compensation levels	2.20%	2.20%	2.20%
Expected long-term rate of return on plan assets	4.90%	3.50%	3.30%
Interest crediting rate for cash balance plans